JPMorgan Unconstrained Debt Fund Average Annual Total Returns - A C I Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%
ICE BOFA 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.25%	2.47%	1.77%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		0.79%	2.28%	2.47%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		3.27%	2.53%	2.45%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		5.11%	3.31%	3.12%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.13%	1.83%	1.68%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.00%	1.89%	1.75%

[1]	As a result of new regulatory requirements, the Fund’s regulatory index has changed from the Bloomberg 1-5 Year Government/Credit Index to the Bloomberg U.S. Aggregate Index.